Earnings per share (Tables)	6 Months Ended
Sep. 30, 2023
Earnings per share [abstract]
Schedule of basic and diluted earnings per share	Basic earnings per share

	Earnings	EPS	Earnings	EPS
Six months ended 30 September	2023	2023	2022¹	2022¹
	£m	pence	£m	pence
Profit after tax from continuing operations attributable to the parent	1,063	28.8	1,219	33.4
Profit after tax from discontinued operations attributable to the parent	65	1.8	37	1
Total profit after tax attributable to the parent	1,128	30.6	1,256	34.4

		2023		2022
		millions		millions
Weighted average number of shares – basic		3,682		3,651
1.Comparative amounts have been re-presented to reflect the classification of the FAA option as held for sale and within discontinued operations.

(b)Diluted earnings per share

	Earnings	EPS	Earnings	EPS
Six months ended 30 September	2023	2023	2022¹	2022¹
	£m	pence	£m	pence
Profit after tax from continuing operations attributable to the parent	1,063	28.7	1,219	33.2
Profit after tax from discontinued operations attributable to the parent	65	1.8	37	1
Total profit after tax attributable to the parent	1,128	30.5	1,256	34.2

		2023		2022
		millions		millions
Weighted average number of shares – diluted		3,700		3,668
1.Comparative amounts have been re-presented to reflect the classification of the FAA option as held for sale and within discontinued operations.